Borrowings (Tables)	12 Months Ended
Mar. 31, 2023
Schedule of borrowings by type and classification

		March 31,
	Term	2022	2023
Current
Secured
Vehicle loan	Less than 1 year	2,977	4,601
Non Convertible Debentures	2-2.5 years#	-	417,178
Factoring	Less than 1 year	351,399	1,089,699
Unsecured
Unsecured loan from MAK Capital Fund, LP#	1 Year	-	821,900

Total		354,376	2,333,378

Non-Current
Vehicle loan	More than 1 year	4,204	19,274

Total		4,204	19,274

#	Breach in Covenants- Refer to Note 40

				Carrying amount
	Currency	Interest Rate	Year of Maturity	March 31,
				2022	2023
Non Convertible Debentures	INR	14% to 14.25%	2024-2025	-	417,178
Vehicle loan	INR	7.25% to 11.25%	2025-2028	7,181	23,875
Factoring	INR	Floating rate*	On demand	351,399	1,089,699
Unsecured loan from MAK Capital Fund, LP	USD	11.0%	2023	-	821,900
				358,580	2,352,652

*	3M MCLR + 0.20% to 1.35% spread